Employee compensation and benefits - Movement on HSBC share option plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2018 GBP (£) shares year	Dec. 31, 2017 GBP (£) shares year
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	64,670	64,670	70,027	70,027
Granted during the year (in shares) | shares	20,501	20,501	10,447	10,447
Exercised during the year (in shares) | shares	(23,260)	(23,260)	(9,503)	(9,503)
Expired during the year (in shares) | shares	(3,148)	(3,148)	(3,902)	(3,902)
Forfeited during the year (in shares) | shares	(1,698)	(1,698)	(2,399)	(2,399)
Share options outstanding at end of period (in shares) | shares	57,065	57,065	64,670	64,670
Of which exercisable (in shares) | shares	3,513		1,129		3,513	1,129
WAEP at beginning of period | £		£ 4.49		£ 4.30
Granted during the year | £		5.45		5.96
Exercised during the year | £		4.14		4.83
Expired during the year | £		5.20		4.45
Forfeited during the year | £		4.53		4.27
WAEP at end of period | £		£ 4.92		£ 4.49
Of which exercisable | £					£ 4.09	£ 5.00
Weighted average remaining contractual life (years) | year	2.59		2.42		2.59	2.42
Weighted average fair value of options granted | $	$ 1.40		$ 1.29
Weighted average share price at the date the options were exercise | $	$ 8.28		$ 9.93